Fixed Assets, net	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Fixed Assets, net
Fixed Assets, net

Note 5 – Fixed Assets, net

Fixed assets consisted of the following:

	April 30,	October 31,
	2025	2024
Office equipment	$231,522	$634,291
Software	59,035	60,302
Less: accumulated depreciation	(254,872)	(627,630)
	$35,685	$66,963

For the six months ended April 30, 2025 and 2024, depreciation expense amounted to $10,518 and $25,229, respectively.

Note 5 – Fixed Assets, net

At October 31, 2024 and 2023, fixed assets consisted of the following:

	Years Ended October 31,
	2024	2023
Office equipment	$634,291	$619,292
Software	60,302	58,663
Less: accumulated depreciation	(627,630)	(565,474)
	$66,963	$112,481

For the years ended October 31, 2024, and 2023, depreciation expense amounted to $4,731 and $5,485, respectively.